UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2011



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST




FIRST TRUST PREFERRED
SECURITIES AND INCOME FUND

SEMI-ANNUAL REPORT
For the period January 11, 2011
(Fund inception) through
April 30, 2011

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2011

Shareholder Letter ........................................................... 1
At A Glance................................................................... 2
Portfolio Commentary ......................................................... 4
Understanding Your Fund Expenses ............................................. 7
Portfolio of Investments ..................................................... 9
Statement of Assets and Liabilities ..........................................12
Statement of Operations ......................................................13
Statement of Changes in Net Assets ...........................................14
Financial Highlights .........................................................15
Notes to Financial Statements ................................................20
Additional Information .......................................................25


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Preferred Securities and Income Fund (the "Fund"). The Fund's inception date was January 11, 2011.

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets. While the past two years have been challenging, the markets have been recovering from their lows of 2008-2009, bringing relief to economists and investors alike.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2011 and to the next edition of your Fund's report.

Sincerely,


/s/ James A. Bowen
--------------------------
James A. Bowen
President of First Trust Preferred Securities and Income Fund

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2011 (UNAUDITED)

-----------------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------------
                                                       NET ASSET
FIRST TRUST PREFERRED SECURITIES AND INCOME FUND      VALUE (NAV)
-----------------------------------------------------------------
Class A (FPEAX)                                         $20.39
Class C (FPECX)                                         $20.37
Class F (FPEFX)                                         $20.44
Class I (FPEIX)                                         $20.49
Class R3 (FPERX)                                        $20.43
-----------------------------------------------------------------

---------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
---------------------------------------------------------
Telephone & Data Systems, Inc.                    4.0%
Public Storage, Series F                          3.5
General Electric Capital Corp.                    3.1
CBS Corp.                                         3.1
Wachovia Capital Trust IV                         2.9
JPMorgan Chase Capital XXIX                       2.6
Banco Santander SA, Series 10                     2.6
AAG Holding Co., Inc.                             2.6
Entergy Mississippi, Inc.                         2.6
HSBC Holdings PLC, Series A                       2.6
                                                 -----
Total                                            29.6%
                                                 =====


---------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
---------------------------------------------------------
Financials                                       79.4%
Utilities                                        10.0
Consumer Discretionary                            6.6
Telecommunication Services                        4.0
                                                ------
Total                                           100.0%
                                                ======


---------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
---------------------------------------------------------
AA+                                               3.1%
AA-                                               2.5
A+                                                9.1
A                                                16.2
A-                                               11.8
BBB+                                             14.3
BBB                                              31.3
BBB-                                             11.7
                                                ------
Total                                           100.0%
                                                ======


----------------------------------------------------------------------------------------------------
                                                CLASS      CLASS      CLASS      CLASS       CLASS
 DIVIDEND DISTRIBUTIONS                        A SHARES   C SHARES   F SHARES   I SHARES   R3 SHARES
----------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)     $0.0933    $0.0806    $0.0950    $0.0975     $0.0848
Current Distribution Rate on NAV (3)            5.49%      4.75%      5.58%      5.71%       4.98%



(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher.

(2) Most recent distribution paid or declared through 4/30/2011. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2011. Subject to change in the future.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (Continued)
AS OF APRIL 30, 2011 (UNAUDITED)

--------------------------------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

This chart compares your Fund's Class I performance to that of the Merrill Lynch Fixed Rate Preferred Stocks Index from 1/11/2011 through 4/30/2011.

            First Trust Preferred Securities      Merrill Lynch Fixed Rate
              Income Fund - Class I Shares         Preferred Stocks Index
            --------------------------------      ------------------------
1/11/2011                10000                             10000
4/30/2011                10393                             10454


-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2011
-----------------------------------------------------------------------------------------------------------------------
                               A SHARES           C SHARES             F SHARES          I SHARES          R3 SHARES
                               Inception         Inception             Inception         Inception         Inception
                              (2/25/2011)       (2/25/2011)           (3/2/2011)        (1/11/2011)       (3/2/2011)
                            through 4/30/11   through 4/30/11       through 4/30/11   through 4/30/11   through 4/30/11
-----------------------------------------------------------------------------------------------------------------------
                                                         W/MAX
                                                         1.00%
                                     W/MAX             CONTINGENT
                              W/O    4.50%    W/O       DEFERRED          W/O               W/O               W/O
                             SALES   SALES    SALES      SALES           SALES             SALES             SALES
CUMULATIVE TOTAL RETURNS    CHARGES  CHARGE   CHARGES    CHARGE         CHARGES           CHARGES           CHARGES

Since Inception              2.06%   -2.03%    1.83%     0.83%           1.89%             3.93%             1.78%

30-Day SEC Yield(1)              4.38%               3.75%               4.90%             4.87%             4.16%
-----------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C shares in year one and combined 12b-1 fees and service fees of up to 0.25% per year of the Fund's average daily net assets for Class A shares and up to 1.00% per year of the Fund's average daily net assets for Class C shares. Class F, Class I and Class R3 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The combined Rule 12b-1 fees and service fees are up to 0.15% and 0.75% of the Fund's average daily net assets for Class F and Class R3 shares, respectively, while Class I shares do not have these fees.


(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST PREFERRED SECURITIES AND INCOME FUND:
                             PERIOD ENDING 4/30/11

SUB-ADVISOR

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the sub-advisor to First Trust Preferred Securities and Income Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

MARKET RECAP

The overall fixed-income market performed well for the period beginning with the Fund inception of January 11, 2011 and ending April 30, 2011. As you can see in Table 1 below, U.S. Treasuries, the broad bond market and the corporate bond market all had reasonably good results as the quest for income-producing securities has remained strong since early 2009. Interest rates remained low during the period, which helped boost fixed-income returns. The stock market, as represented by the S&P 500 Index, was up 7.55% during the same period.

Preferred securities continued to outperform other fixed-income securities within the investment-grade space during the period ending April 30, 2011. Attractive yields, improving credit metrics and a positive regulatory environment continued to boost preferred securities both on an absolute basis and relative to other fixed-income.

                                    TABLE 1.
                         INDEX PERFORMANCE COMPARISONS
                               1/11/11 - 4/30/11
      --------------------------------------------------------------------
      INDEX                                                       RETURN %
      --------------------------------------------------------------------
      Merrill Lynch Fixed Rate Preferreds                             4.54
      --------------------------------------------------------------------
      Merrill Lynch Adjustable Rate Preferreds                        6.20
      --------------------------------------------------------------------
      10 Year U.S. Treasury Note                                      1.45
      --------------------------------------------------------------------
      30 Year U.S. Treasury Note                                      2.42
      --------------------------------------------------------------------
      Merrill Lynch U.S. Broad Bond Market                            1.69
      --------------------------------------------------------------------
      Merrill Lynch Corporate Bond Master                             2.63
      --------------------------------------------------------------------
      Standard & Poor's 500 Index                                     7.55
      --------------------------------------------------------------------


                              PERFORMANCE ANALYSIS

The total return for the First Trust Preferred Securities and Income Fund (the "Fund") (FPEIX class only) during the period ending April 30, 2011, was 3.93%. This compares to a total return of 4.54% during the same period for the Fund's benchmark index, the Merrill Lynch Fixed Rate Preferred Securities Index (the "Index").

                                    TABLE 2.
      PERFORMANCE OF FUND (FPEIX) VS. MERRILL LYNCH FIXED-RATE PREFERREDS
                               1/11/11 - 4/30/11
      --------------------------------------------------------------------
                                                                  RETURN %
      --------------------------------------------------------------------
      First Trust Preferred Securities and Income Fund (FPEIX)        3.93
      --------------------------------------------------------------------
      Merrill Lynch Fixed Rate Preferreds                             4.54
      --------------------------------------------------------------------

In terms of attribution by industry, although the Fund had a lower weighting in the banking industry than the Index (the largest weighting for both the Fund and the Index), the Fund's total return in that industry group was 5.09% versus 4.01% for the Index. The Fund's second largest industry exposure was insurance and it fell short of the benchmark with a 3.65% total return versus 4.65% for the Index.

Much of the Fund's overall underperformance can be attributed to the relatively high weighting in cash (about 5%) and some underweightings of certain issuers of preferred securities relative to the Index. Also, the Fund was underweighted in the following issuers: Citigroup, Wells Fargo, Deutsche Bank, Barclays and AIG; which all had higher individual total returns than the overall benchmark return.

The Fund's performance was positively impacted by overweight positions in the following issuers: Aegon, Vornado, Weingarten, Banco Santander and Lloyds; which all outperformed the benchmark return for the period.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

It should be noted that many preferred securities issuers have more than one security outstanding. Consequently, we feel it is important to select the securities of each of these issuers with the best relative value to allow for the best chance to maximize performance on behalf of investors in the Fund. During the period, security selection for the Fund within issuers was generally good as it outperformed the benchmark on a majority of issuers in the portfolio.

                            MARKET AND FUND OUTLOOK

Looking ahead, we believe preferred and hybrid securities remain attractive within the fixed-income universe. Barring the unexpected, we expect continued gains in the hybrid preferred asset class over the next 3-6 months with the majority of the total return projected to come from income.

We believe that interest rates are likely to remain in their current range for 2011, which is positive for income-seeking investors looking to take advantage of 6-7% type yields in the preferred market (see Table 4 below). As a result, we believe the preferred market may continue to generate a modest amount of benefit from investors rotating out of lower-yielding fixed-income asset classes and into preferreds in search of yield. In our view, the best opportunities exist in securities trading at a discount to their par value and higher-yielding preferred securities that are further down in the capital structure.

The end of QE2 may provide a boost to preferreds and other fixed-income products in the second half of the year if the Fed balance sheet begins to shrink and investors look to reduce risk.

Finally, we believe preferreds can continue to be positioned as a long-term investment which may provide a consistent source of attractive yield. As the preferred market evolves in response to changes in regulation and innovation in structure of capital securities, we think investors may benefit from new opportunities in the asset class, while continuing to take advantage of the income potential generated by preferreds.


                  TABLE 4. FIXED RATE INCOME SECURITIES YIELDS
                                    4/30/11
      --------------------------------------------------------------------
      MERRILL
       LYNCH                                        YTM         TAXABLE
       INDEX     ASSET CLASS                      (CONV.)     EQUIVALENT**
      --------------------------------------------------------------------
       P0D0      Tax-Advantaged Preferreds         6.52%*        8.53%
      --------------------------------------------------------------------
       P0P1      Taxable Preferreds                6.90%         6.90%
      --------------------------------------------------------------------
       U0A0      Municipals                        4.11%         6.32%
      --------------------------------------------------------------------
       C0A0      Investment Grade Corporates       3.89%         3.89%
      --------------------------------------------------------------------
       M0A0      Agency Securities                 3.45%         3.45%
      --------------------------------------------------------------------
       GA30      U.S. 30-Year Treasuries           4.41%         4.41%
      --------------------------------------------------------------------
       J0A0      High Yield Cash Pay               7.20%         7.20%
      --------------------------------------------------------------------

* Assumes Federal Tax Rate of 15% on QDI, no state tax.
** Assumes 35% Federal Tax Rate, no state tax.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING, PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC

Prior to founding Stonebridge, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be the largest preferred securities manager in the country.

As Chief Investment Officer at Spectrum, Mr. Fleming established and implemented custom investment strategies for the firm's clients. In this capacity, he was instrumental in growing assets under management to over $2 billion by consistently outperforming stated benchmarks by solid margins. Mr. Fleming previously served as Vice President, Portfolio Manager for DBL Preferred Management, Inc. in New York City. There he managed over $300 million of institutional assets with a strategy specializing in preferred securities. Mr. Fleming received his MBA in Finance from Babson College in Wellesley, MA and a BS in Accounting from Bentley College in Waltham, MA.

ALLEN SHEPARD, PHD, VICE PRESIDENT, SENIOR RISK ANALYST AND PORTFOLIO ANALYTICS

Dr. Shepard joined Stonebridge in 2004 and developed proprietary hedging models for use in managing preferred and fixed-income securities. Prior to joining Stonebridge, Dr. Shepard held positions as a Gibbs Instructor in the Mathematics Department at Yale University and as an Assistant Professor of Mathematics at Allegheny College.

Dr. Shepard brings a strong academic background to Stonebridge's analytical team. He received a BA in Mathematics from Hampshire College in 1980 and a PhD in Mathematics from Brown University in 1985, specializing in the field of algebraic topology. His subsequent research has been in mathematical economics. Dr. Shepard collaborated extensively with leading economists to create a new mathematical framework for modeling the substitution effect in the Consumer Price Index. In addition, Dr. Shepard partnered with economic colleagues to develop models of modern manufacturing paradigms. In order to expand his background in applied mathematical disciplines, Dr. Shepard returned to graduate school during 1995-1997, first in the Economics Department at MIT and then in the PhD program in Economics at Boston University.

ROBERT WOLF, VICE PRESIDENT, SENIOR CREDIT ANALYST AND PORTFOLIO STRATEGIST

Mr. Wolf brings 11 years of fixed-income experience to Stonebridge. His primary focus is in analyzing both investment-grade and non investment-grade securities, where he has developed a rigorous approach to credit and industry analysis. Prior to joining Stonebridge, Mr. Wolf was a high yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations for Lehman's High-Yield proprietary trading effort.

Mr. Wolf previously worked for Lehman Brothers Commercial Mortgage-Backed Securities (CMBS) trading desk as a credit analyst where he provided in-depth analysis of CMBS transactions and the underlying Commercial Real Estate. Mr. Wolf received his BS degree in Chemistry from Villanova University in 1999 and his MBA in Finance from the New York University Stern School of Business in 2004.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2011 (UNAUDITED)


As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the period ended April 30, 2011.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        -------------------------------------------------------------------------------------
                                                                                                            EXPENSES PAID
                                              BEGINNING            ENDING      ANNUALIZED EXPENSE RATIO   DURING THE PERIOD
                                            ACCOUNT VALUE      ACCOUNT VALUE    BASED ON THE NUMBER OF   FEBRUARY 25, 2011 TO
                                        FEBRUARY 25, 2011 (a)  APRIL 30, 2011   DAYS IN THE PERIOD (b)    APRIL 30, 2011 (c)
                                        -------------------------------------------------------------------------------------
Class A
  Actual                                      $1,000.00          $1,020.60              1.40%                   $ 2.48
  Hypothetical                                $1,000.00          $1,017.85              1.40%                   $ 7.00
  (5% annual return before expenses)

Class C
  Actual                                      $1,000.00          $1,018.30              2.15%                   $ 3.81
  Hypothetical                                $1,000.00          $1,014.13              2.15%                   $10.74
  (5% annual return before expenses)
-----------------------------------------------------------------------------------------------------------------------------

                                        -------------------------------------------------------------------------------------
                                                                                                            EXPENSES PAID
                                              BEGINNING            ENDING      ANNUALIZED EXPENSE RATIO   DURING THE PERIOD
                                            ACCOUNT VALUE      ACCOUNT VALUE    BASED ON THE NUMBER OF     MARCH 2, 2011 TO
                                          MARCH 2, 2011 (a)    APRIL 30, 2011   DAYS IN THE PERIOD (b)    APRIL 30, 2011 (d)
                                        -------------------------------------------------------------------------------------
Class F
  Actual                                      $1,000.00          $1,018.90              1.30%                   $ 2.12
  Hypothetical                                $1,000.00          $1,018.35              1.30%                   $ 6.51
  (5% annual return before expenses)

Class R3
  Actual                                      $1,000.00          $1,017.80              1.90%                   $ 3.10
  Hypothetical                                $1,000.00          $1,015.37              1.90%                   $ 9.49
  (5% annual return before expenses)
-----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES - (CONTINUED)
APRIL 30, 2011 (UNAUDITED)

                                        -------------------------------------------------------------------------------------
                                                                                                            EXPENSES PAID
                                              BEGINNING            ENDING      ANNUALIZED EXPENSE RATIO   DURING THE PERIOD
                                            ACCOUNT VALUE      ACCOUNT VALUE    BASED ON THE NUMBER OF   JANUARY 11, 2011 TO
                                        JANUARY 11, 2011 (a)   APRIL 30, 2011   DAYS IN THE PERIOD (b)    APRIL 30, 2011 (e)
-----------------------------------------------------------------------------------------------------------------------------
Class I
  Actual                                      $1,000.00          $1,039.30              1.15%                   $ 3.50
  Hypothetical                                $1,000.00          $1,019.09              1.15%                   $ 5.76
  (5% annual return before expenses)
-----------------------------------------------------------------------------------------------------------------------------

(a)   Inception date.

(b)   These expense ratios reflect expense caps.

(c) Actual expenses are equal to the annualized expense ratios of 1.40% and 2.15% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the actual period February 25, 2011 through April 30, 2011). Hypothetical expenses are assumed for the most recent fiscal half-year.

(d) Actual expenses are equal to the Fund's annualized expense ratios of 1.30% and 1.90%, for Class F and Class R3, respectively, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual period March 2, 2011 through April 30, 2011). Hypothetical expenses are assumed for the most recent fiscal half-year.

(e) Actual expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 109/365 (to reflect the actual period January 11, 2011 through April 30,
      2011). Hypothetical expenses are assumed for the most recent fiscal half-year.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)

   PRINCIPAL                                                               STATED   STATED
     VALUE                              DESCRIPTION                        COUPON  MATURITY         VALUE
----------------  -------------------------------------------------------  ------  --------     --------------

$25 PAR PREFERRED SECURITIES - 91.3%

                  CAPITAL MARKETS - 12.7%
             750  Ameriprise Financial, Inc..............................   7.75%  06/15/39     $       20,880
           1,225  Ares Capital Corp......................................   7.75%  10/15/40             30,625
             825  BNY Capital V, Series F ...............................   5.95%  05/01/33             20,732
           1,425  Credit Suisse Guernsey Ltd.............................   7.90%     (b)               38,931
             925  Deutsche Bank Capital Funding Trust VIII ..............   6.38%     (b)               22,487
           2,150  Goldman Sachs Group, Inc...............................   6.13%  11/01/60             52,954
           1,450  Goldman Sachs Group, Inc., Series D (c) ...............   4.00%     (b)               33,075
           1,725  Morgan Stanley Capital Trust III ......................   6.25%  03/01/33             42,159
           1,050  Morgan Stanley, Series A (c) ..........................   4.00%     (b)               21,588
                                                                                                --------------
                                                                                                       283,431
                                                                                                --------------

                  COMMERCIAL BANKS - 19.2%
           1,850  Banco Santander SA, Series 10 .........................  10.50%     (b)               53,261
             500  Banco Santander SA, Series 6 (c) ......................   4.00%     (b)               10,195
             825  Barclays Bank PLC, Series 2 ...........................   6.63%     (b)               20,378
             750  BB&T Capital Trust VI .................................   9.60%  08/01/64             20,962
           1,625  Fifth Third Capital Trust VI (c) ......................   7.25%  11/15/67             41,551
           2,175  HSBC Holdings PLC, Series A ...........................   6.20%     (b)               53,005
             500  HSBC USA, Inc., Series F (c) ..........................   3.50%     (b)               11,095
           1,625  KeyCorp Capital IX ....................................   6.75%  12/15/66             40,966
             100  Keycorp Capital V .....................................   5.88%  07/30/33             2,391
           1,900  Lloyds Banking Group PLC ..............................   7.75%  07/15/50             50,768
             375  M&T Capital Trust IV ..................................   8.50%  01/31/68             10,043
           2,000  National City Capital Trust II ........................   6.63%  11/15/36             51,100
             800  USB Capital VII .......................................   5.88%  08/15/35             20,144
           1,600  USB Capital VIII, Series 1 ............................   6.35%  12/29/65             40,256
                                                                                                --------------
                                                                                                       426,115
                                                                                                --------------

                  DIVERSIFIED FINANCIAL SERVICES - 8.5%
             910  Allied Capital Corp....................................   6.88%  04/15/47             21,385
             525  Bank of America Corp., Series 5 (c) ...................   4.00%     (b)               10,012
           2,525  General Electric Capital Corp..........................   5.88%  02/18/33             63,731
           2,050  JPMorgan Chase Capital XXIX ...........................   6.70%  04/02/40             53,505
           1,630  Merrill Lynch Preferred Capital Trust V, Series F .....   7.28%     (b)               40,831
                                                                                                --------------
                                                                                                       189,464
                                                                                                --------------

                  ELECTRIC UTILITIES - 5.5%
           2,150  Entergy Mississippi, Inc...............................   6.00%  05/01/51             53,105
           1,075  NextEra Energy Capital Holdings, Inc., Series F .......   8.75%  03/01/69             30,874
           1,550  PPL Electric Utilities Corp............................   6.25%     (b)               38,750
                                                                                                --------------
                                                                                                       122,729
                                                                                                --------------

                  INSURANCE - 19.4%
           2,125  AAG Holding Co., Inc...................................   7.25%  01/23/34             53,146
           1,425  AEGON N.V..............................................   6.50%     (b)               32,918
             908  AEGON N.V., Series 1 (c) ..............................   4.00%     (b)               20,593
           1,725  Allianz SE ............................................   8.38%     (b)               46,036


                       See Notes to Financial Statements                  Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2011 (UNAUDITED)

   PRINCIPAL                                                               STATED   STATED
     VALUE                              DESCRIPTION                        COUPON  MATURITY         VALUE
----------------  -------------------------------------------------------  ------  --------     --------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  INSURANCE - (CONTINUED)
             825  Aspen Insurance Holdings Ltd. (c) .....................   7.40%     (b)       $       20,510
             825  Berkley WR Capital Trust ..............................   6.75%  07/26/45             20,534
           1,618  Endurance Specialty Holdings Ltd., Series A ...........   7.75%     (b)               42,133
           1,300  Everest Re Capital Trust II, Series B .................   6.20%  03/29/34             31,382
           1,625  MetLife, Inc., Series B ...............................   6.50%     (b)               41,519
             825  PLC Capital Trust V....................................   6.13%  01/27/34             19,676
             702  Prudential Financial, Inc..............................   9.00%  06/15/38             19,663
           2,279  RenaissanceRe Holdings Ltd., Series C .................   6.08%     (b)               52,827
           1,225  Selective Insurance Group, Inc.........................   7.50%  09/27/66             30,797
                                                                                                --------------
                                                                                                       431,734
                                                                                                --------------

                  MEDIA - 6.0%
           2,506  CBS Corp...............................................   6.75%  03/27/56             63,627
           1,925  Comcast Corp...........................................   6.63%  05/15/56             49,434
             825  Viacom, Inc............................................   6.85%  12/15/55             21,277
                                                                                                --------------
                                                                                                       134,338
                                                                                                --------------

                  MULTI-UTILITIES - 3.6%
           1,700  Dominion Resources, Inc., Series A ....................   8.38%  06/15/64             48,892
           1,094  SCANA Corp.............................................   7.70%  01/30/65             30,501
                                                                                                --------------
                                                                                                        79,393
                                                                                                --------------

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 12.7%
             852  CommonWealth REIT......................................   7.50%  11/15/19             18,114
           2,025  Kimco Realty Corp., Series H ..........................   6.90%     (b)               51,232
             850  PS Business Parks, Inc., Series H .....................   7.00%     (b)               21,250
             400  PS Business Parks, Inc., Series I .....................   6.88%     (b)                9,844
           2,850  Public Storage, Series F ..............................   6.45%     (b)               70,737
             800  Vornado Realty Trust, Series F ........................   6.75%     (b)               19,984
             425  Vornado Realty Trust, Series I ........................   6.63%     (b)               10,485
           2,350  Wachovia Capital Trust IV .............................   6.38%  03/01/67             59,408
             850  Weingarten Realty Investors, Series E .................   6.95%     (b)               21,122
                                                                                                --------------
                                                                                                       282,176
                                                                                                --------------

                  WIRELESS TELECOMMUNICATION SERVICES - 3.7%
           3,250  Telephone & Data Systems, Inc..........................   7.00%  03/15/60             81,510
                                                                                                --------------
                  TOTAL INVESTMENTS - 91.3% ...............................................          2,030,890
                  (Cost $2,007,976) (d)

                  NET OTHER ASSETS AND LIABILITIES - 8.7% .................................            192,553
                                                                                                --------------
                  NET ASSETS - 100.0% .....................................................     $    2,223,443
                                                                                                ==============

---------------------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Perpetual maturity.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,888 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $974.


Page 10                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2011 (UNAUDITED)

--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                 LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                   VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                  4/30/2011        PRICES         INPUTS         INPUTS
                                 ------------   ------------   ------------   ------------
$25 Par Preferred Securities*    $  2,030,890   $  2,030,890   $         --   $         --
                                 ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements               Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2011 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $2,007,976).............................................................  $     2,030,890
Cash.............................................................................           56,276
Prepaid expenses.................................................................            1,628

Receivables:

   Fund shares sold..............................................................          233,491

   From investment advisor.......................................................           21,067
   Dividends.....................................................................            3,864
                                                                                   _______________
      Total Assets...............................................................        2,347,216
                                                                                   ===============
LIABILITIES:
   PAYABLES:
Investment securities purchased..................................................           54,206
Administrative fees..............................................................           20,875
Transfer agent fees..............................................................           16,553
Audit and tax fees...............................................................            9,795
Registration fees................................................................            8,739
Distributions to shareholders....................................................            4,522
Printing fees....................................................................            4,279
Trustees' fees and expenses......................................................            3,655
12b-1 distribution and service fees..............................................            1,012
Legal fees.......................................................................               23
Other liabilities................................................................              114
                                                                                   _______________
      Total Liabilities..........................................................          123,773
                                                                                   _______________
NET ASSETS.......................................................................  $     2,223,443
                                                                                   ===============

NET ASSETS CONSIST OF:
Paid-in capital                                                                    $     2,204,533
Par value ($0.01 per share with an unlimited number of shares authorized)........            1,090
Accumulated net investment income (loss)                                                    (7,644)
Accumulated net realized gain (loss) on investments..............................            2,550
Net unrealized appreciation (depreciation) on investments........................           22,914
                                                                                   _______________
NET ASSETS.......................................................................  $     2,223,443
                                                                                   ===============

MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of $910,302
   and 44,633 shares of beneficial interest issued and outstanding)............... $         20.40
  Maximum sales charge (4.50% of offering price)..................................            0.96
                                                                                   _______________
Maximum offering price to public.................................................. $         21.36
                                                                                   ===============
CLASS C SHARES:
  Net asset value and redemption price per share (Based on net assets of
     $977,902 and 48,007 shares of beneficial interest issues and outstanding).... $         20.37
                                                                                   ===============
CLASS F SHARES:
Net asset value and redemption price per share (Based on net assets of $1,009
   and 49 shares of beneficial interest issues and outstanding)................... $         20.44
                                                                                   ===============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $333,221
   and 16,266 shares of beneficial interest issues and outstanding)................$         20.49
                                                                                   ===============
CLASS R3 SHARES:
Net asset value and redemption price per share (Based on net assets of $1,009
   and 49 shares of beneficial interest issues and outstanding)....................$         20.43
                                                                                   ===============

Page 12                                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2011 (UNAUDITED)


INVESTMENT INCOME:
Dividends..........................................................................$        12,670
Interest...........................................................................             10
                                                                                   _______________
   Total investment income.........................................................         12,680
                                                                                   _______________
EXPENSES:
Administrative fees ...............................................................         20,895
Transfer agent fees................................................................         20,012
Registration fees..................................................................         13,739
Trustees' fees and expenses........................................................         11,945
Audit and tax fees.................................................................          9,795
Printing fees......................................................................          4,494
Investment advisory fees...........................................................          1,974
12b-1 distribution and service fees:
   Class A.........................................................................            221
   Class C.........................................................................            790
   Class R3........................................................................              1
Custodian fees.....................................................................             25
Legal fees.........................................................................             23
Other..............................................................................            608
                                                                                   _______________
   Total expenses..................................................................         84,522
   Less fees waived and expenses reimbursed by the investment advisor..............        (80,663)
                                                                                   _______________
   Net expenses....................................................................          3,859
                                                                                   _______________
NET INVESTMENT INCOME (LOSS).......................................................          8,821
                                                                                   _______________
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.........................................          2,550
   Net change in unrealized appreciation (depreciation) on investments.............         22,914
                                                                                   _______________
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................         25,464
                                                                                   _______________
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...................$        34,285
                                                                                   ===============


              See Notes to Financial Statements                      Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                        PERIOD
                                                                                         ENDED
                                                                                       4/30/2011
                                                                                     (UNAUDITED) (A)
                                                                                      _____________
OPERATIONS:
Net investment income (loss)..........................................................$       8,821

Net realized gain (loss)..............................................................        2,550

Net change in unrealized appreciation (depreciation)..................................       22,914
                                                                                      _____________
Net increase (decrease) in net assets resulting from operations.......................       34,285
                                                                                      _____________
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A shares.....................................................................       (7,055)
   Class C shares.....................................................................       (5,443)
   Class F shares.....................................................................           (9)
   Class I shares.....................................................................       (3,949)
   Class R3 shares....................................................................           (9)
                                                                                      _____________
Total distributions to shareholders...................................................      (16,465)
                                                                                      _____________
CAPITAL TRANSACTIONS:
   Proceeds from Shares sold .........................................................    1,946,770
   Proceeds from Shares reinvested....................................................        8,853
                                                                                      _____________
   Net increase (decrease) in net assets resulting from capital transactions..........    1,955,623
                                                                                      _____________
Total increase (decrease) in net assets...............................................    1,973,443
NET ASSETS:
Beginning of period...................................................................      250,000
                                                                                      _____________
End of period.........................................................................$   2,223,443
                                                                                      =============
Accumulated net investment income (loss) at end of period.............................$      (7,644)
                                                                                      ==============
-----------------------

(a) The Fund commenced operations on January 11, 2011.


Page 14                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                       PERIOD
                                                                                        ENDED
                                                                                     4/30/2011(A)
CLASS A SHARES                                                                       (UNAUDITED)
                                                                                     ____________
Net asset value, beginning of period................................................ $     20.26
                                                                                     ___________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)....................................................        0.14
Net realized and unrealized gain (loss).............................................        0.28
                                                                                     ___________
Total from investment operations....................................................        0.42
                                                                                     ___________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...............................................................       (0.28)
                                                                                     ___________
Net asset value, end of period...................................................... $     20.40
                                                                                     ===========
TOTAL RETURN (c) ...................................................................        2.06%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................................................ $       910
Ratio of total expenses to average net assets.......................................       23.25% (d)
Ratio of net expenses to average net assets.........................................        1.40% (d)
Ratio of net investment income (loss) to
     average net assets.............................................................        4.23% (d)
Portfolio turnover rate.............................................................          54%


(a) Class A Shares commenced operations on February 25, 2011.
(b) Per share amount has been calculated using the average share method.
(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.


              See Notes to Financial Statements                     Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           PERIOD
                                                            ENDED
                                                         4/30/2011(A)
CLASS C SHARES                                           (UNAUDITED)
                                                         ___________

Net asset value, beginning of period.................... $     20.26
                                                         ____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)........................        0.06
Net realized and unrealized gain (loss).................        0.31
                                                         ____________
Total from investment operations........................        0.37
                                                         ____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................................       (0.26)
                                                         ____________
Net asset value, end of period.......................... $     20.37
                                                         ============
TOTAL RETURN (c)........................................        1.83%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................... $       978
Ratio of total expenses to average net assets...........       19.21% (d)
Ratio of net expenses to average net assets.............        2.15% (d)
Ratio of net investment income (loss) to
  average net assets....................................        1.82% (d)
Portfolio turnover rate.................................          54%

(a) Class C Shares commenced operations on February 25, 2011.
(b) Per share amount has been calculated using the average share method.
(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.


Page 16                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD
                                                                   ENDED
                                                                4/30/2011(A)
CLASS F SHARES                                                  (UNAUDITED)
                                                                ___________

Net asset value, beginning of period.........................   $    20.25
                                                                ____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b).............................         0.18
Net realized and unrealized gain (loss)......................         0.20
                                                                ____________
Total from investment operations.............................         0.38
                                                                ____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income........................................        (0.19)
                                                                ____________
Net asset value, end of period...............................   $    20.44
                                                                ============
TOTAL RETURN (c).............................................         1.89%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........................   $        1
Ratio of total expenses to average net assets                        22.57% (d)
Ratio of net expenses to average net assets..................         1.30% (d)
Ratio of net investment income (loss) to
     average net assets......................................         5.64% (d)
Portfolio turnover rate......................................           54%

(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.
(b) Per share amount has been calculated using the average share method.
(c) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.


              See Notes to Financial Statements                     Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 PERIOD
                                                                  ENDED
                                                               4/30/2011(A)
CLASS I SHARES                                                 (UNAUDITED)
                                                               ___________
Net asset value, beginning of period...........................$      20.00
                                                               _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............................        0.28
Net realized and unrealized gain (loss)........................        0.50
                                                               _____________
Total from investment operations...............................        0.78
                                                               _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.29)
                                                               _____________
Net asset value, end of period................................ $      20.49
                                                               =============
TOTAL RETURN (c)..............................................         3.93%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......................... $        333
Ratio of total expenses to average net assets.................        61.44% (d)
Ratio of net expenses to average net assets                            1.15% (d)
Ratio of net investment income (loss) to
     average net assets.......................................         4.58% (d)
Portfolio turnover rate.......................................           54%

(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.
(b) Per share amount has been calculated using the average share method.
(c) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.


Page 18                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          PERIOD
                                                           ENDED
                                                        4/30/2011(A)
CLASS R3 SHARES                                         (UNAUDITED)
                                                        ___________

Net asset value, beginning of period..................  $      20.25
                                                        _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)......................          0.16
Net realized and unrealized gain (loss)...............          0.18
                                                        _____________
Total from investment operations......................          0.34
                                                        _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................        (0.16)
                                                        _____________
Net asset value, end of period........................  $      20.43
                                                        =============

TOTAL RETURN (c)......................................          1.78%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................  $          1
Ratio of total expenses to average net assets.........         26.17% (d)
Ratio of net expenses to average net assets...........          1.90% (d)
Ratio of net investment income (loss) to
     average net assets ..............................          5.03% (d)
Portfolio turnover rate...............................            54%

(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.
(b) Per share amount has been calculated using the average share method.
(c) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.75% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.


              See Notes to Financial Statements                     Page 19


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NOTES TO FINANCIAL STATEMENTS
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                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust Preferred Securities and Income Fund (the "Fund") is a newly organized series of First Trust Series Fund (the "Trust"), a Massachusetts business trust, organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class I Shares and Class R3 Shares. Each class represents an interest in the same portfolio of investments but with different combination of sales charges, distribution and service fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:
The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class, (including accrued interest and dividends) less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.


All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

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                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)


      3) the initial cost of the security;
      4) transactions in comparable securities;
      5) price quotes from dealers and/or pricing services;
      6) relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8) an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

    1) the value of similar foreign securities traded on other foreign markets;
    2)   ADR trading of similar securities;
    3)   closed-end fund trading of similar securities;
    4)   foreign currency exchange activity;
    5) the trading prices of financial products that are tied to baskets of foreign securities;
    6)   factors relating to the event that precipitated the pricing problem;

    7)   whether the event is likely to recur; and
    8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of April 30, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)



Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2011 remains open to federal and state audit. As of April 30, 2011, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

    The Fund pays all expenses directly related to its operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until October 12, 2012 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the period ended April 30, 2011 and the expenses subject to reimbursement by the Fund were as follows:

                                                      EXPENSES SUBJECT
      ADVISORY FEE WAIVERS  EXPENSE REIMBURSEMENTS    TO REIMBURSEMENTS
      __________________    _____________________     ________________
            $1,974                  $78,659                $80,633


Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator and fund accountant in accordance with certain fee arrangements.

Huntington Asset Services, Inc. serves as the Fund's Transfer Agent in accordance with certain fee arrangements.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman serve two-year terms before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

For the period ended April 30, 2011 transactions were as follows:


                                     SHARES             VALUE
                                     ________           ___________
Sales:

   Class A                            44,474             $     901,628
   Class C                            47,794                   968,142
   Class F                                49                     1,000
   Class I                             3,701                    75,000
   Class R3                               49                     1,000
                                      _______            _____________
Total Sales:                          96,067             $   1,946,770
                                      =======            =============

Dividend Reinvestment:

  Class A                               159              $      3,237
  Class C                               213                     4,301
  Class F                               --                       --
  Class I                                65                     1,315
  Class R3                              --                       --
                                     ________            _____________
Total Dividend Reinvestment:            437              $      8,853
                                     ========            =============

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended April 30, 2011, were $2,400,750 and $395,324, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15%, 0.00% and 0.75% of their average daily net assets each year for Class A, Class C, Class F, Class I and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Sub-Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

FINANCIAL SERVICE SECTOR RISK: The Fund's assets are primarily invested in securities issued by companies in the financial services sector, which includes banks and thrifts, financial services and insurance companies and investment firms. Financial companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund invests in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report.

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--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)



                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

               INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENT

The Board of Trusteesof the First Trust Series Fund (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of the First Trust Preferred Securities and Income Fund (the "Fund"), and First Trust Advisors L.P. (the "Advisor" or "First Trust") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC (the "Sub-Advisor"), at meetings held on July 21, 2010 and September 20, 2010. The Board initially approved the Agreements in connection with the organization of the Trust and the Fund on July 21, 2010, but on August 24, 2010, prior to the commencement of operations of the Trust and the Fund and before the approval of the Agreements by the initial shareholder of the Fund, James A. Bowen, the President of the Advisor and a Trustee and Chairman of the Board of the Trust, entered into an agreement to acquire 100% of the common stock of The Charger Corporation, the general partner of the Advisor (the "Transaction"), the consummation of which would constitute a "change of control" of the Advisor. On August 25, 2010, the Independent Trustees were informed about the Transaction, and on August 31, 2010, counsel to the Independent Trustees forwarded to Mr. Bowen and the Advisor a request for information regarding the Transaction. At its meeting held on September 20, 2010, the Board considered the information provided by Mr. Bowen, the Advisor and the Sub-Advisor in response to the Independent Trustees' request for information and also reviewed its prior approval of the Agreements. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the July 21, 2010 Board meeting that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee and sub-advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. In connection with the September 20, 2010 Board meeting, both the Advisor and the Sub-Advisor represented to the Board that there had been no material changes to the information provided in July 2010 and that the Board could continue to rely on such information. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by the Advisor and the Sub-Advisor under the Agreements. The Board noted that the Fund is one of the two initial series of the Trust and considered the efforts expended by the Advisor in organizing the Trust and making arrangements for other services to be provided to the Fund. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the


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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)


compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board considered its familiarity with the Sub-Advisor, which had previously sub-advised a First Trust closed-end fund with a similar investment objective. At the July 21, 2010 Board meeting, the Trustees received a presentation from representatives of the Sub-Advisor and were able to ask questions about the Sub-Advisor's proposed investment strategies for the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory and sub-advisory fees to be paid under the Agreements. The Board considered that at the July 2010 meeting, it had reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the proposed advisory fee of the Fund as compared to the advisory fees of a peer group selected by Lipper. The Board also considered that it had reviewed data prepared by the Advisor showing the proposed advisory fee as compared to two peer funds. The Board noted that the Fund's proposed advisory fee was above the median advisory fee of both the Lipper peer group and the Advisor peer funds. The Board considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, noting that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board also considered that the Advisor and Sub-Advisor agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to the Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.15% of a class' average daily net assets for one year, and that at the September 2010 meeting, agreed to extend this expense cap to two years in conjunction with the Board's approval of the Agreements for an initial two-year term. The Trustees noted that expenses borne by the Advisor and Sub-Advisor are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by the Advisor and Sub-Advisor. The Board considered that it had reviewed the advisory fees charged by the Advisor to other open-end funds, including exchange-traded funds, and noted that the Advisor does not currently provide advisory services to clients with investment objectives and policies similar to the Fund's. The Board noted that it had also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients, noting that the sub-advisory fee rate is the same as the fee rate charged by the Sub-Advisor to other similar clients. Since the Fund had yet to commence investment operations, the Board did not consider investment performance of the Fund. On the basis of all the information provided on the fees and expenses of the Fund and the considerations made at the July 2010 Board meeting, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor and the Sub-Advisor under the Agreements.

The Board considered First Trust's representation that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Independent Trustees requested that First Trust consider sharing any economies of scale with shareholders as the Fund grows. The Board considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor, but the Board noted the Sub-Advisor's statement made in connection with the July 2010 approval that it would likely be providing sub-advisory services to the Fund at a loss initially. The Board considered the Advisor's representation that First Trust Portfolios L.P., an affiliate of the Advisor, had committed to provide any necessary financing for the Sub-Advisor, which also is an affiliate of First Trust. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Independent Trustees noted that in addition to the advisory fees to be paid by the Fund, First Trust's affiliate, First Trust Portfolios L.P., would be compensated for services provided to the Fund through 12b-1 fees and that First Trust also would be compensated for providing fund reporting services to the Fund. The Board considered the fall-out benefits described by the Sub-Advisor that may be realized from its relationship with the Fund. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.


Page 26

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2011 (UNAUDITED)

PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

                      This Page Left Blank Intentionally.

FIRST TRUST



INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187


INVESTMENT SUB-ADVISOR

Stonebridge Advisors, LLC
187 Danbury Road
Wilson, CT 06807


ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN

Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109


TRANSFER AGENT

Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]

[LOGO OMITTED] FIRST TRUST













                                FIRST TRUST/CONFLUENCE
                                SMALL CAP VALUE FUND








                               Semi-Annual Report
                               For the period January 11, 2011
                               (Fund inception) through
                               April 30, 2011

-------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2011

Shareholder Letter ........................................................  1
At A Glance ...............................................................  2
Portfolio Commentary ......................................................  4
Understanding Your Fund Expenses ..........................................  5
Portfolio of Investments ..................................................  7
Statement of Assets and Liabilities .......................................  9
Statement of Operations ................................................... 10
Statement of Changes in Net Assets ........................................ 11
Financial Highlights ...................................................... 12
Notes to Financial Statements ............................................. 17
Additional Information .................................................... 22
Privacy Policy ............................................................ 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

-------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund"). The Fund's inception date was January 11, 2011.

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets. While the past two years have been challenging, the markets have been recovering from their lows of 2008-2009, bringing relief to economists and investors alike.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2011 and to the next edition of your Fund's report.


Sincerely,


/s/ James A. Bowen
---------------------------------------

James A. Bowen
President of First Trust/Confluence Small Cap Value Fund

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2011 (UNAUDITED)



FUND STATISTICS
____________________________________________________________
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND     VALUE (NAV)
____________________________________________________________
Class A (FOVAX)                                  $21.43
Class C (FOVCX)                                  $20.71
Class F (FOVFX)                                  $20.97
Class I (FOVIX)                                  $21.46
Class R3 (FOVRX)                                 $20.95
____________________________________________________________



                                               % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
____________________________________________________________
Financials                                       27.6%
Health Care                                      22.9
Industrials                                      21.2
Consumer Discretionary                           18.1
Materials                                         5.0
Consumer Staples                                  2.6
Information Technology                            2.6
                                               ________
Total                                           100.0%
                                               ========



                                              % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
____________________________________________________________
VCA Antech, Inc.                                  3.7%
Simpson Manufacturing Co., Inc.                   3.6
California Pizza Kitchen, Inc.                    3.6
Haemonetics Corp.                                 3.5
Patterson Cos., Inc.                              3.5
HNI Corp.                                         3.5
PennantPark Investment Corp.                      3.4
Bio-Reference Laboratories, Inc.                  3.4
MVC Capital, Inc.                                 3.3
Mercury General Corp.                             3.3
                                               ________
Total                                            34.8%
                                               ========

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" - (CONTINUED)
AS OF APRIL 30, 2011 (UNAUDITED)

PERFORMANCE OF A $10,000 INVESTMENT
____________________________________________________________

This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R) Index from 1/11/2011 through 4/30/2011.


                 FIRST TRUST/CONFLUENCE SMALL CAP   RUSSELL 2000(R)
                 VALUE FUND - CLASS I SHARES        VALUE INDEX        RUSSELL 2000(R) INDEX

1/11/2011        10000                                 10000                     10000

4/30/2011        10730                                 10716                     10923



PERFORMANCE AS OF APRIL 30, 2011
___________________________________________________________________________________________________________________________________
              A SHARES               C SHARES                F SHARES               I SHARES               R3 SHARES
              Inception (2/24/2011)  Inception (3/2/2011)    Inception (3/2/2011)   Inception(1/11/2011)   Inception (3/2/2011)
              through 4/30/11        through 4/30/11         through 4/30/11        through 4/30/11        through 4/30/11
___________________________________________________________________________________________________________________________________
                                                  W/MAX
                                                  1.00%
                         W/MAX                    CONTINGENT
CUMULATIVE    W/O        5.50%       W/O          DEFERRED    W/O                    W/O                   W/O
TOTAL         SALES      SALES       SALES        SALES       SALES                  SALES                 SALES
RETURNS       CHARGES    CHARGE      CHARGES      CHARGE      CHARGES                CHARGES               CHARGES

Since
Inception     6.62%      0.75%       3.03%        2.03%       4.33%                  7.30%                 4.23%
___________________________________________________________________________________________________________________________________

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C shares in year one and combined 12b-1 fees and service fees of up to 0.25% per year of the Fund's average daily net assets for Class A shares and up to 1.00% per year of the Fund's average daily net assets for Class C shares. Class F, Class I and Class R3 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The combined Rule 12b-1 fees and service fees are up to 0.15% and 0.75% of the Fund's average daily net assets for Class F and Class R3 shares, respectively, while Class I shares do not pay these fees.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                             PERIOD ENDING 4/30/11


Confluence Investment Management LLC, a registered investment advisor ("Confluence" or "Sub-Advisor"), located in Saint Louis, Missouri, serves as the Sub-Advisor to First Trust/Confluence Small Cap Value Fund. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

INTRODUCTION

This is our inaugural letter for the First Trust/Confluence Small
Cap Value Fund (the "Fund") and we readily welcome the opportunity to serve as stewards in sub-advising the Fund. Though the Fund may be new, this will be our 17th year managing a small-cap value strategy for clients and this new vehicle allows us to further serve the investment community by providing another option by which clients can gain exposure to investing in small businesses. Despite being a new offering, our investment philosophy has not changed as we remain committed to investing the assets in the same manner as we always have, i.e., investing as if we were owners of the underlying businesses.

MARKET RECAP

The Fund's initial net asset value was officially struck on January 11, 2011, or a little less than four months ago, and over that timeframe the Russell 2000 Value and Russell 2000 Indices both posted solid returns of 7.16% and 9.23%, respectively. The strength was broad-based, with all sectors participating. The commodity-driven sectors, Energy and Materials, were two of the strongest sectors in the Fund's portfolio, along with Health Care, as all three posted mid-to-low double digit returns. The market strength was all the more impressive considering the geopolitical turmoil occurring in North Africa and the Middle East as well as, one of the largest earthquakes/tsunami events to hit theindustrialized world on March 11th in Japan. Investors remained focused on the economic recovery currently under way and believed that most domestic businesses would be unaffected by these overseas events, with the one exception being the price of oil. The rise in the price of oil reflects hoarding by users in order to protect against the possible supply disruptions stemming from the geopolitical turmoil spreading further, specifically to Saudi Arabia. While this upward movement in oil is a positive for the U.S. oil industry and explains the outsized returns in the Energy sector, it is a drag on earnings for most businesses. Fortunately, this rise has not been enough to hinder the economic recovery.

PERFORMANCE ANALYSIS

The recent launch of the Fund causes some pause in discussing performance, good or bad, given the short measurement period for a long-term investment. Nonetheless, the Fund's Class I shares was up 7.30% over the period since its inception, which was roughly in line with the Russell 2000 Value Index and slightly below the Russell 2000 Index benchmarks of 7.16% and 9.23%, respectively. It was also below the Fund's peer group1 used for comparative purposes that generated average returns of 7.92%. The performance lag of the Fund relative to the benchmarks is attributed to the Fund's lack of Energy exposure. More specifically, the Energy sector comprised 8.3% and 6.8% of the Russell 2000 Value and Russell 2000 benchmarks, respectively, and was a leading sector posting mid-teens return while contributing over 1% of the aggregate return of the indexes. The Fund's lack of Energy is a byproduct of our investment approach that often results in underweighting commodity businesses primarily due to their inability to control pricing which often hinders long-term returns on invested capital.

Our investment philosophy is focused on understanding and valuing individual businesses with the emphasis of owning great businesses at bargain prices. This is a fundamental approach that views risk as losing money, or more specifically, the probability of a permanent loss of capital. By owning quality businesses trading at good values, we strive to minimize risk while providing upside returns. We define a great business as one in which there are substantial competitive advantages that generally result in pricing power and high returns on capital. We further focus on those businesses that generate more cash than they consume, even after maintenance capital expenditures, and have management teams that know how to allocate the excess cash flow in a manner that generates long-term shareholder value. Businesses that exhibit these attributes are often difficult to find in commodity-oriented businesses in which pricing is contingent on factors outside their control. This will result in over/under weighting certain areas of the market that either offer more attractive valuations or have superior underlying attributes. Subsequently, performance in any given time frame will be impacted by the market's perception of the value of these individual businesses compared to the broad market. It is important to note that we are long-term investors that strive to beat the markets on average and over long periods but will vary from the market in any given period; we do not view risk as tracking error to a benchmark.

                            MARKET AND FUND OUTLOOK

As we look forward, the economy continues to recover with businesses now beginning to replenish their workforce after weathering the downturn. In fact, analyzing first quarter earnings provides an indication that businesses may not be rehiring fast enough as earnings growth continues to exceed revenue growth which puts a strain on the existing workforce capacity; historically, new hires have lagged following a recession as businesses react slowly in embracing the sustainability of a recovery. This should bode well for employment and continued economic activity. The primary headwind businesses face is the increased input costs and/or regulatory costs to conduct business. To date, these costs have merely slowed down the pace of economic growth. For the Fund, we remain focused on our core strength which is analyzing and valuing businesses. We continue to strive on finding good investment ideas and generating solid long-term results for our clients regardless of the environment. We are excited to be managing a new investment vehicle that utilizes an investment strategy we have been offering for years which many clients were unable to participate in due to account minimums.

1 The Fund's peer group consists of the following: Goldman Sachs Small Cap Value Fund - Class I shares, T. Rowe Price Small-Cap Value Fund, Putnam Small Cap Value Fund - Class Y Shares, William Blair Small Cap Value Fund - Class I shares, ASTON/River Road Small Cap Value Fund - Class I shares, Lord Abbett Small Cap Value Fund - Class I shares, Principal SmallCap Value Fund - Class A shares and Victory Small Company Opportunity Fund - Class I shares.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2011 (UNAUDITED)


As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the period ended April 30, 2011.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                               EXPENSES PAID
                        BEGINNING              ENDING            ANNUALIZED EXPENSE RATIO      DURING THE PERIOD
                        ACCOUNT VALUE          ACCOUNT VALUE     BASED ON THE NUMBER OF        FEBRUARY 24, 2011 TO
                        FEBRUARY 24, 2011 (A)  APRIL 30, 2011    DAYS IN THE PERIOD (B)        APRIL 30, 2011 (C)
                        ----------------------------------------------------------------------------------------------
Class A
   Actual               $1,000.00              $1,066.20               1.60%                   $ 2.94
   Hypothetical         $1,000.00              $1,016.86               1.60%                   $ 8.00
   (5% annual return
   before expenses)


                                                                                               EXPENSES PAID
                        BEGINNING              ENDING            ANNUALIZED EXPENSE RATIO      DURING THE PERIOD
                        ACCOUNT VALUE          ACCOUNT VALUE     BASED ON THE NUMBER OF        MARCH 2, 2011 TO
                        MARCH 2, 2011 (A)      APRIL 30, 2011    DAYS IN THE PERIOD (B)        APRIL 30, 2011 (D)
                        ----------------------------------------------------------------------------------------------

Class C
   Actual               $1,000.00              $1,030.30               2.35%                   $ 3.86
   Hypothetical         $1,000.00              $1,013.14               2.35%                   $11.73
   (5% annual return
   before expenses)

Class F
   Actual               $1,000.00              $1,043.30               1.50%                   $ 2.48
   Hypothetical         $1,000.00              $1,017.36               1.50%                   $ 7.50
   (5% annual return
   before expenses)

Class R3
   Actual               $1,000.00              $1,042.30               2.10%                   $ 3.47
   Hypothetical         $1,000.00              $1,014.38               2.10%                   $10.49
   (5% annual return
    before expenses)



                                                                          Page 5



FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES - (CONTINUED)
APRIL 30, 2011 (UNAUDITED)


                                                                                               EXPENSES PAID
                        BEGINNING              ENDING            ANNUALIZED EXPENSE RATIO      DURING THE PERIOD
                        ACCOUNT VALUE          ACCOUNT VALUE     BASED ON THE NUMBER OF        JANUARY 11, 2011 TO
                        JANUARY 11, 2011 (A)   APRIL 30, 2011    DAYS IN THE PERIOD (B)        APRIL 30, 2011 (C)
                        ----------------------------------------------------------------------------------------------
Class I
   Actual               $1,000.00              $1,073.00               1.35%                   $ 4.18
   Hypothetical         $1,000.00              $1,018.10               1.35%                   $ 6.76
   (5% annual return
   before expenses)

(a)  Inception date.
(b)  These expense ratios reflect expense caps.
(c) Actual Expenses are equal to the annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the actual period February 24, 2011 through April 30,
     2011). Hypothetical expenses are assumed for the most recent fiscal half-year.
(d) Actual Expenses are equal to the annualized expense ratio of 2.35%, 1.50% and 2.10% for Class C, Class F and Class R3 shares, respectively, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual period March 2, 2011 through April 30, 2011).
     Hypothetical expenses are assumed for the most recent fiscal half-year.
(e) Actual Expenses are equal to the annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 109/365 (to reflect the actual period January 11, 2011 through April 30,
     2011). Hypothetical expenses are assumed for the most recent fiscal half-year.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (A)
APRIL 30, 2011 (UNAUDITED)



SHARES                       DESCRIPTION                                VALUE
_________    ______________________________________________    _________________

COMMON STOCKS - 88.9%

         AIR FREIGHT & LOGISTICS - 2.1%
    165  Forward Air Corp.                                     $        5,547
                                                               -----------------

         BUILDING PRODUCTS - 3.2%
    310  Simpson Manufacturing Co., Inc.                                8,655
                                                               -----------------
         CAPITAL MARKETS - 8.6%
     65  Affiliated Managers Group, Inc. (b)                            7,090
    575  MVC Capital, Inc.                                              7,952
    660  PennantPark Investment Corp.                                   8,145
                                                               -----------------
                                                                       23,187
                                                               -----------------
         CHEMICALS - 4.4%
    135  Scotts Miracle-Gro (The) Co., Class A                          7,623
     60  Sigma-Aldrich Corp.                                            4,235
                                                               -----------------
                                                                       11,858
                                                               -----------------
         COMMERCIAL SERVICES & SUPPLIES - 5.7%
    300  HNI Corp.                                                      8,256
    230  Ritchie Bros Auctioneers, Inc.                                 7,192
                                                               -----------------
                                                                       15,448
                                                               -----------------
         DIVERSIFIED CONSUMER SERVICES - 2.9%
    430  CPI Corp.                                                      7,727
                                                               -----------------
         FOOD PRODUCTS - 2.3%
    130  Sanderson Farms, Inc.                                          6,188
                                                               -----------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 8.4%
    120  Haemonetics Corp. (b)                                          8,424
    865  Medical Action Industries, Inc. (b)                            7,525
    140  West Pharmaceutical Services, Inc.                             6,614
                                                               -----------------
                                                                       22,563
                                                               -----------------
         HEALTH CARE PROVIDERS & SERVICES - 9.4%
    320  Bio-Reference Laboratories, Inc. (b)                           8,067
    240  Patterson Cos., Inc.                                           8,331
    355  VCA Antech, Inc. (b)                                           8,733
                                                               -----------------
                                                                       25,131
                                                               -----------------
         HOTELS, RESTAURANTS & LEISURE - 6.0%
    735  Ambassadors Group, Inc.                                        7,409
    540  California Pizza Kitchen, Inc. (b)                             8,640
                                                               -----------------
                                                                       16,049
                                                               -----------------
         INSURANCE - 8.6%
    295  Brown & Brown, Inc.                                            7,626
    200  Mercury General Corp.                                          7,948
    125  RLI Corp.                                                      7,405
                                                               -----------------
                                                                       22,979
                                                               -----------------
         LIFE SCIENCES TOOLS & SERVICES - 2.6%
     90  Techne Corp.                                                   6,994
                                                               -----------------




                        SEe Notes to Financial Statements                 Page 7

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
APRIL 30, 2011 (UNAUDITED)



SHARES                       DESCRIPTION                                 VALUE
_________    ______________________________________________    _________________


COMMON STOCKS - (CONTINUED)

         MACHINERY - 2.5%
    135  Graco, Inc.                                           $        6,754
                                                               -----------------
         MEDIA - 4.7%
    130  John Wiley & Sons, Inc., Class A                               6,621
    105  Morningstar, Inc.                                              6,048
                                                               -----------------
                                                                       12,669
                                                               -----------------
         OFFICE ELECTRONICS - 2.3%
    155  Zebra Technologies Corp., Class A (b)                          6,090
                                                               -----------------
         REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.4%
    505  Franklin Street Properties Corp.                               7,141
    350  Gladstone Commercial Corp.                                     6,384
     95  Rayonier, Inc.                                                 6,304
                                                               -----------------
                                                                       19,829
                                                               -----------------
         ROAD & RAIL - 5.3%
    375  Heartland Express, Inc.                                        6,469
    165  Landstar System, Inc.                                          7,821
                                                               -----------------
                                                                       14,290
                                                               -----------------
         SPECIALTY RETAIL - 2.5%
    180  Hibbett Sports, Inc. (b)                                       6,800
                                                               -----------------

          TOTAL INVESTMENTS - 88.9%                                   238,758
          (Cost $227,941) (c)

          NET OTHER ASSETS AND LIABILITIES - 11.1%                     29,819
                                                               -----------------
          NET ASSETS - 100.0%                                  $      268,577
                                                               =================



---------------------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,278 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,461.


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                             LEVEL 2            LEVEL 3
                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                          VALUE AT          QUOTED           OBSERVABLE         UNOBSERVABLE
                          4/30/2011         PRICES           INPUTS             INPUTS
                      --------------  ---------------  -----------------  ---------------------

Common Stocks*....... $   238,758      $    238,758       $  --             $   --
                      ============     ============       ============      ============


* See the Portfolio of Investments for industry breakout.



Page 8                   See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2011 (UNAUDITED)



ASSETS:
Investments, at value
   (Cost $227,941)                                              $  238,758
Cash.........................................................       68,489
Prepaid expenses ............................................        1,583
Receivables:
   From investment advisor ..................................       23,209
   Investment securities sold ...............................        6,096
   Fund shares sold .........................................        4,724
   Dividends ................................................          141
                                                               ------------
      Total Assets...........................................      343,000
                                                               ------------
LIABILITIES:
Payables:
   Administrative fees.......................................       20,891
   Transfer agent fees.......................................       18,163
   Audit and tax fees........................................       10,512
   Trustees' fees and expenses...............................       10,428
   Registration fees ........................................        8,742
   Printing fees ............................................        5,578
   Legal fees................................................           56
   12b-1 distribution and service fees ......................           25
Other liabilities............................................           28
                                                               ------------
      Total Liabilities......................................       74,423
                                                               ------------
NET ASSETS...................................................  $   268,577
                                                               ============
NET ASSETS CONSIST OF:
Paid-in capital..............................................  $   256,570
Par value ($0.01 per share with an unlimited
   number of shares authorized)..............................          125
Accumulated net investment income (loss).....................          192
Accumulated net realized gain (loss) on investments .........          873
Net unrealized appreciation (depreciation)
   on investments............................................       10,817
                                                               ------------
NET ASSETS...................................................  $   268,577
                                                               ============

MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
   Net asset value and redemption price per share
     (Based on net assets of $130,265 and 6,078
      shares of beneficial interest issued and
      outstanding)...........................................  $     21.43
Maximum sales charge (5.50% of offering price)...............         1.25
                                                               ------------
Maximum offering price to public ............................  $     22.68
                                                               ============
CLASS C SHARES:
Net asset value and redemption price per share
     (Based on net assets of $4,198 and 203
      shares of beneficial interest issued and
      outstanding)...........................................  $     20.71
                                                               ============
CLASS F SHARES:
Net asset value and redemption price per share
     (Based on net assets of $1,044 and 50
      shares of beneficial interest issued
      and outstanding).......................................  $     20.97
                                                               ============
CLASS I SHARES:
Net asset value and redemption price per share
     (Based on net assets of $132,028 and 6,151
      shares of beneficial interest issues
      and outstanding).......................................  $     21.46
                                                               ============
CLASS R3 SHARES:
Net asset value and redemption price per share
     (Based on net assets of $1,042 and 50
      shares of beneficial interest issued
      and outstanding).......................................  $     20.95
                                                               ============


                  See Notes to Financial Statements                   Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
APRIL 30, 2011 (UNAUDITED)

INVESTMENT INCOME:
Dividends....................................................  $        758
Interest ....................................................             3
                                                               -------------
Total investment income......................................           761
                                                               -------------
EXPENSES:
Administrative fees .........................................        20,895
Transfer agent fees .........................................        20,543
Registration fees ...........................................        13,742
Trustees' fees and expenses .................................        11,945
Audit and tax fees...........................................        10,512
Printing fees................................................         5,668
Investment advisory fees.....................................           404
Legal fees ..................................................            56
Custodian fees.......   .....................................            27
12b-1 distribution and service fees
   Class A...................................................            19
   Class C...................................................             5
   Class R3..................................................             1
Other........................................................           549
                                                               -------------
   Total expenses............................................        84,366
   Less fees waived and expenses reimbursed
      the investment advisor.................................       (83,797)
                                                               -------------
   Net expenses..............................................           569
                                                               -------------
NET INVESTMENT INCOME (LOSS).................................           192
                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments...................           873
   Net change in unrealized appreciation (depreciation)
      on investments.........................................        10,817
                                                               -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................        11,690
                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................  $     11,882
                                                               =============


Page 10                   See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               PERIOD ENDED
                                                               4/30/2011 (A)
                                                               (UNAUDITED)

OPERATIONS:
Net investment income (loss).................................  $         192
Net realized gain (loss) ....................................            873
Net change in unrealized appreciation (depreciation) ........         10,817
                                                               _____________
Net increase (decrease) in net assets resulting
from operations .............................................         11,882
                                                               _____________
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A......................................................             -
Class C......................................................             -
Class F......................................................             -
Class I......................................................             -
Class R3.....................................................             -
                                                               _____________
Total distributions to shareholders..........................             -
                                                               _____________
CAPITAL TRANSACTIONS:
Proceeds from Shares sold ...................................       156,695
Proceeds from Shares reinvested .............................             -
                                                               _____________
Net increase (decrease) in net assets resulting
   from capital transactions.................................       156,695
                                                               _____________
Total increase (decrease) in net assets......................       168,577

NET ASSETS:
Beginning of period..........................................       100,000
                                                               _____________
End of period................................................  $    268,577
                                                               =============
Accumulated net investment income (loss) at end of period....  $        192
                                                               =============

-----------------------
(a) The Fund commenced operations on January 11, 2011.

                 See Notes to Financial Statements                       Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                PERIOD
                                                                ENDED
                                                                4/30/2011 (A)
CLASS A SHARES                                                  (UNAUDITED)
                                                                ___________

Net asset value, beginning of period ........................   $     20.10
                                                               _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) ............................          0.01
Net realized and unrealized gain (loss) .....................          1.32
                                                               _____________

Total from investment operations ............................          1.33
                                                               _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................................            --
                                                               _____________
Net asset value, end of period ..............................   $     21.43
                                                               =============
TOTAL RETURN (c) ............................................          6.62%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................  $       130
Ratio of total expenses to average net assets ................       147.32% (d)
Ratio of net expenses to average net assets ..................         1.60% (d)
Ratio of net investment income (loss) to average net assets ..         0.39% (d)
Portfolio turnover rate ......................................            7%

____________________

(a) Class A Shares commenced operations on February 24, 2011.

(b) Per share amount has been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d) Annualized.

Page 12              See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                               PERIOD
                                                               ENDED
                                                               4/30/2011 (A)
CLASS C SHARES                                                 (UNAUDITED)
                                                               ___________

Net asset value, beginning of period .........................  $     20.10
                                                               _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) .............................        (0.03)
Net realized and unrealized gain (loss) ..... ................         0.64
                                                               _____________
Total from investment operations .............................         0.61
                                                               _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income .......................................           --
                                                               _____________
Net asset value, end of period ...............................  $     20.71
                                                               =============
TOTAL RETURN (c) .............................................        3.03%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................  $        4
Ratio of total expenses to average net assets ................      172.18% (d)
Ratio of net expenses to average net assets ..................        2.35% (d)
Ratio of net investment income (loss) to average net assets ..       (0.86)%(d)
Portfolio turnover rate ......................................           7%

______________________
(a) Class C Shares were initially seeded and commenced operations on March 2, 2011.

(b) Per share amount has been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d) Annualized.


      See Notes to Financial Statements                               Page 13

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               PERIOD
                                                               ENDED
                                                               4/30/2011 (A)
CLASS F SHARES                                                 (UNAUDITED)
                                                               ___________

Net asset value, beginning of period ......................... $       20.10
                                                               _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) .............................          0.01
Net realized and unrealized gain (loss) ......................          0.86
                                                               _____________

Total from investment operations .............................          0.87
                                                               _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income .......................................            --
                                                               _____________
Net asset value, end of period ............................... $       20.97
                                                               =============

TOTAL RETURN (c) .............................................         4.33%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................... $          1
Ratio of total expenses to average net assets ................       185.13% (d)
Ratio of net expenses to average net assets ..................         1.50% (d)
Ratio of net investment income (loss) to average net assets ..         0.41% (d)
Portfolio turnover rate                                                   7%

_____________________

(a) Class F shares were initially seeded and commenced operations on March 2, 2011.

(b) Per share amount has been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d) Annualized.


Page 14                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              PERIOD
                                                              ENDED
                                                              4/30/2011 (A)
CLASS I SHARES.                                               (UNAUDITED)
                                                              ___________

Net asset value, beginning of period .........................$       20.00
                                                              _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................................         0.03
Net realized and unrealized gain (loss) ......................         1.43
                                                              _____________
Total from investment operations .............................         1.46
                                                              _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net  investment income .......................................           --
                                                              _____________
Net asset value, end of period ...............................$       21.46
                                                              =============

TOTAL RETURN (b) .............................................         7.30%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................$         132
Ratio of total expenses to average net assets ................       224.60% (c)
Ratio of net expenses to average net assets ..................         1.35% (c)
Ratio of net investment income (loss) to average net assets ..         0.52% (c)
Portfolio turnover rate ......................................           7%

______________________
(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Annualized.

                See Notes to Financial Statements                     Page 15

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              PERIOD
                                                              ENDED
                                                              4/30/2011 (A)
CLASS R3 SHARES                                               (UNAUDITED)
                                                              ___________

Net asset value, beginning of period .........................$      20.10
                                                              _____________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................................       (0.01)
Net realized and unrealized gain (loss) ......................        0.86
                                                              _____________
Total from investment operations .............................        0.85
                                                              _____________
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:

Net  investment income .......................................          --
                                                              _____________
Net asset value, end of period ...............................$      20.95
                                                              =============

TOTAL RETURN (b) .............................................        4.23%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................$          1
Ratio of total expenses to average net assets ................      185.79% (c)
Ratio of net expenses to average net assets ..................        2.10% (c)
Ratio of net investment income (loss) to average net assets ..       (0.19)%(c)
Portfolio turnover rate. .....................................           7%

________________________

(a) Class R3 shares were initially seeded and commenced operations on March 2, 2011.

(b) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.75% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Annualized.

Page 16              See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)

                           1. FUND DESCRIPTION
First Trust/Confluence Small Cap Value Fund (the "Fund") is a newly organized series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                   2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends) less all liabilities attributable to such class, (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

     Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

     Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

     Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

          1) the type of security;

          2) the size of the holding;

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               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)


          3) the initial cost of the security;

          4) transactions in comparable securities;

          5) price quotes from dealers and/or pricing services;

          6) relationships among various securities;

          7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

          8) an analysis of the issuer's financial statements; and

          9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

          1) the value of similar foreign securities traded on other foreign markets;

          2) ADR trading of similar securities;

          3) closed-end fund trading of similar securities;

          4) foreign currency exchange activity;

          5) the trading prices of financial products that are tied to baskets of foreign securities;

          6) factors relating to the event that precipitated the pricing problem;

          7) whether the event is likely to recur; and

          8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

  o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

  o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

              o    Quoted prices for similar securities in active markets.

              o Quoted prices for identical or similar securities in markets that re non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

              o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

              o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of April 30, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net investment income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

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               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)


Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2011 remains open to federal and state audit. As of April 30, 2011, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required on the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations.

    3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE
                              ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired Fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until October 12, 2012 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the period ended April 30, 2011 and the expenses subject to reimbursement by the Fund were as follows:

                                                      EXPENSES SUBJECT
    ADVISORY FEE WAIVERS    EXPENSE REIMBURSEMENTS    TO REIMBURSEMENTS
    ____________________    ______________________    _________________
           $404                    $83,393                 $83,797

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator and fund accountant in accordance with certain fee arrangements.

Huntington Asset Services, Inc. serves as the Fund's Transfer Agent in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman serve two-year terms before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                      4. CAPITAL SHARE TRANSACTIONS

For the period ended April 30, 2011 transactions were as follows:

                                   SHARES           VALUE
                                  ________       ___________
Sales:
         Class A                     6,078       $   126,391
         Class C                       203             4,004
         Class F                        50             1,000
         Class I                     1,151            24,300
         Class R3                       50             1,000
                                  ________       ___________

Total Sales:                         7,532       $   156,695
                                  ========       ===========

Dividend Reinvestment:
         Class A                        --       $        --
         Class C                        --                --
         Class F                        --                --
         Class I                        --                --
         Class R3                       --                --
                                  ________       ___________
Total Dividend Reinvestment:            --       $        --
                                  ========       ===========

                  5. PURCHASES AND SALES OF SECURITIES
Cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended April 30, 2011, were $236,102 and $9,035, respectively.

                    6. DISTRIBUTION AND SERVICE PLAN
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15%, 0.00% and 0.75% of their average daily net assets each year for Class A, Class C, Class F, Class I and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                           7. INDEMNIFICATION
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                         8. RISK CONSIDERATIONS
Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTING RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

                          9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

               INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Trustees of the First Trust Series Fund (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of the First Trust/Confluence Small Cap Value Fund (the "Fund"), and First Trust Advisors L.P. (the "Advisor" or "First Trust") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Confluence Investment Management LLC (the "Sub-Advisor"), at meetings held on July 21, 2010 and September 20, 2010. The Board initially approved the Agreements in connection with the organization of the Trust and the Fund on July 21, 2010, but on August 24, 2010, prior to the commencement of operations of the Trust and the Fund and before the approval of the Agreements by the initial shareholder of the Fund, James A. Bowen, the President of the Advisor and a Trustee and Chairman of the Board of the Trust, entered into an agreement to acquire 100% of the common stock of The Charger Corporation, the general partner of the Advisor (the "Transaction"), the consummation of which would constitute a "change of control" of the Advisor. On August 25, 2010, the Independent Trustees were informed about the Transaction, and on August 31, 2010, counsel to the Independent Trustees forwarded to Mr. Bowen and the Advisor a request for information regarding the Transaction. At its meeting held on September 20, 2010, the Board considered the information provided by Mr. Bowen, the Advisor and the Sub-Advisor in response to the Independent Trustees' request for information and also reviewed its prior approval of the Agreements. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the July 21, 2010 Board meeting that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee and sub-advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. In connection with the September 20, 2010 Board meeting, both the Advisor and the Sub-Advisor represented to the Board that there had been no material changes to the information provided in July 2010 and that the Board could continue to rely on such information. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by the Advisor and the Sub-Advisor under the Agreements. The Board noted that the Fund is one of the two initial series of the Trust and considered the efforts expended by the Advisor in organizing the Trust and making arrangements for other services to be provided to the Fund. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)

and the Sub-Advisor's investment style. The Board considered its familiarity with the Sub-Advisor, which sub-advises the First Trust Specialty Finance and Financial Opportunities Fund ("FGB"), a closed-end fund. At the July 21, 2010 Board meeting, the Trustees received a presentation from representatives of the Sub-Advisor and were able to ask questions about the Sub-Advisor's proposed investment strategies for the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory and sub-advisory fees to be paid under the Agreements. The Board considered that at the July 2010 meeting, it had reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the proposed advisory fee of the Fund as compared to the advisory fees of a peer group selected by Lipper. The Board also considered that it had reviewed data prepared by the Advisor showing the proposed advisory fee as compared to five peer funds. The Board noted that the Fund's proposed advisory fee was above the median advisory fee of the Lipper peer group and approximately at the median advisory fee of the Advisor peer funds. The Board considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, noting that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board also considered that the Advisor and Sub-Advisor agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to the Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.35% of a class' average daily net assets for one year, and that at the September 2010 meeting, agreed to extend this expense cap to two years in conjunction with the Board's approval of the Agreements for an initial two-year term. The Trustees noted that expenses borne by the Advisor and Sub-Advisor are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by the Advisor and Sub-Advisor. The Board considered that it had reviewed the advisory fees charged by the Advisor to other open-end funds, including exchange-traded funds, and noted that the Advisor does not currently provide advisory services to clients with investment objectives and policies similar to the Fund's. The Board noted that it had also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients, noting that the sub-advisory fee rate is generally lower than the fee rate charged by the Sub-Advisor to other similar clients. Since the Fund had yet to commence investment operations, the Board did not consider investment performance of the Fund. On the basis of all the information provided on the fees and expenses of the Fund and the considerations made at the July 2010 Board meeting, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor and the Sub-Advisor under the Agreements.

The Board considered First Trust's representation that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Independent Trustees requested that First Trust consider sharing any economies of scale with shareholders as the Fund grows. The Board considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Independent Trustees noted that in addition to the advisory fees to be paid by the Fund, First Trust's affiliate, First Trust Portfolios L.P., would be compensated for services provided to the Fund through 12b-1 fees and that First Trust also would be compensated for providing fund reporting services to the Fund. The Board considered the fall-out benefits described by the Sub-Advisor that may be realized from its relationship with the Fund. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements. The Independent Trustees also noted the other relationships maintained between the Advisor (or its affiliate) and the Sub-Advisor as described at the March 2010 Board meeting in connection with the consideration of the annual renewal of the investment management and investment sub-advisory agreements for FGB.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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PRIVACY POLICY
--------------------------------------------------------------------------------

               FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                       APRIL 30, 2011 (UNAUDITED)



PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

     o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

     o Information about your transactions with us, our affiliates or others;

     o Information we receive from your inquiries by mail, e-mail or telephone; and

     o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

     o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

     o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT & CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA  02109

TRANSFER AGENT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN  46208

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      At the Registrant's organizational meeting, the Registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees as described below:

      When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

      To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and
(f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older.

      A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      First Trust Series Fund
            ---------------------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                         --------------------------------------------
                          James A. Bowen, Chairman of the  Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date          June 20, 2011
     -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                         --------------------------------------------
                          James A. Bowen, Chairman of the  Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date          June 20, 2011
     -------------------------------

By (Signature and Title)*                  /s/ Mark R. Bradley
                         --------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date          June 20, 2011
     -------------------------------

* Print the name and title of each signing officer under his or her signature.